UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07444
American Strategic Income Portfolio Inc. III
(Exact name of registrant as specified in charter)
800 Nicollet Mall Minneapolis, MN		55402
(Address of principal executive offices)		(Zip code)
Charles D. Gariboldi 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-677-3863

Date of fiscal year end:	5/31/05

Date of reporting period:	2/28/05

ITEM 1: Schedule of Investments

American Strategic Income Portfolio III

February 28, 2005

Description of Security	Date Acquired	Par Value		Cost	Market Value(a)
(Percentages of each investment category relate to net assets)

U.S. Government Agency Mortgage-Backed Securities (b) — 5.7%
Fixed Rate (5.7%):

FHLMC, 5.50%, 1/1/18	01/06/03	6,503,795		6,711,318	6,674,520
FHLMC, 9.00%, 7/1/30	07/17/00	645,777	(b)	662,938	701,881
FNMA, 6.00%, 10/1/16	04/08/02	519,346		522,288	541,418
FNMA, 5.50%, 2/1/17	02/21/02	1,006,592		1,004,095	1,033,327
FNMA, 5.50%, 6/1/17	12/27/02	534,387		537,163	548,415
FNMA, 5.00%, 9/1/17	08/27/02	895,263		897,726	903,374
FNMA, 5.00%, 11/1/17	10/16/02	1,702,263		1,711,591	1,717,686
FNMA, 6.50%, 6/1/29	05/17/99	1,556,101		1,545,537	1,623,200
FNMA, 7.50%, 4/1/30	05/09/00	232,866		225,012	249,022
FNMA, 7.50%, 5/1/30	05/09/00	301,817		291,657	322,757
FNMA, 8.00%, 5/1/30	05/09/00	73,916		72,980	79,830
FNMA, 8.00%, 6/1/30	05/09/00	333,663		329,436	360,356

Total U.S. Government Agency Mortgage-Backed Securities				14,511,741	14,755,786

Description of Security	Date Acquired	Par Value	Cost	Market Value(a)
(Percentages of each investment category relate to net assets)
Private Mortgage-Backed Securities (e) — 0.0%
Fixed Rate — 0.0%
First Gibralter, Series 1992-MM, Class B, 8.79% 10/25/21	07/30/93	290,167	143,601	—

Description of Security	Date Acquired	Par Value	Cost	Market Value(a)
(Percentages of each investment category relate to net assets)

Whole Loans and Participation Mortgages (c),(d),(e) — 109.4%
Commercial Loans — 31.7%
1155 Market Street, 12.98%, 5/1/09	04/02/04	1,800,000	1,800,000	1,854,000
150 N. Pantano I, 5.82%, 2/1/08	01/07/05	3,525,000	3,525,000	3,618,367

150 N. Pantano II, 14.88%, 2/1/08	01/07/05	440,000		440,000	453,200
4295/4299 San Felipe Associates LP, 9.33%, 8/1/06	06/01/04	5,085,164		5,085,164	4,379,741
8324 East Hartford Drive I, 5.15%, 5/1/09	04/08/04	3,800,000		3,800,000	3,823,355
Academy Spectrum, 7.73%, 5/1/09	12/18/02	5,165,193	(b)	5,165,193	5,423,452
Biltmore Lakes Corporate Center, 6.00%, 9/1/09	08/02/04	3,360,000		3,360,000	3,493,399
Brookfield Commons, 5.72%, 1/1/06	12/09/04	7,500,000		7,500,000	7,500,000
Carrier 360, 5.40%, 7/1/09	06/28/04	3,464,010		3,464,010	3,520,986
Duncan Office Building, 7.88%, 6/1/08	05/19/98	616,000		616,000	640,640
France Avenue Business Park II, 7.40%, 10/1/12	09/12/02	4,510,230	(b)	4,510,230	4,735,742
Holiday Village Shopping Center, 7.15%, 11/1/07	11/12/02	4,750,362	(b)	4,750,362	4,892,873
Indian Street Shoppes, 7.88%, 2/1/09	01/27/99	2,157,982	(b)	2,157,982	2,265,881
Jackson Street Warehouse, 8.53%, 7/1/07	06/30/98	2,776,947	(b)	2,776,947	2,860,255
Jefferson Office Building, 7.38%, 12/1/13	09/01/04	824,494		824,494	865,719
Kimball Professional Office Building, 7.88%, 7/1/08	07/02/98	2,094,131	(b)	2,094,131	2,177,896
LAX Air Freight Center, 7.90%, 1/1/08	12/29/97	3,045,755	(b)	3,045,755	3,137,127
NCGR Office Building, 5.20%, 6/1/09	05/28/04	4,362,644		4,362,644	4,398,910
North Austin Business Center, 5.65%, 11/1/11	11/01/04	4,182,359	(b)	4,182,359	4,282,355
Osborn Medical Plaza, 5.98%, 12/1/07	11/19/04	7,487,863		7,487,863	7,712,499
Pacific Shores Mobile Home Park II, 11.00%, 10/1/06	09/27/96	542,685		539,972	553,539
Plaza Las Glorias, 7.93%, 12/1/07	12/01/04	3,000,000		3,000,000	3,000,000
Shoppes at Jonathan’s Landing, 7.95%, 5/1/10	04/12/00	2,862,209	(b)	2,862,209	3,005,320
Tatum Ranch Center, 6.53%, 9/1/11	08/25/04	3,640,000		3,640,000	3,822,000
				80,990,315	82,417,256

Multifamily Loans — 77.3%
Ambassador House Apartments, 8.10%,	01/05/00	3,333,462	(b)	3,333,462	3,500,135
Archstone Vinings, 5.18%, 11/1/07	11/01/04	16,500,000		16,500,000	15,104,993
Arlington East Apartments I, 5.90%, 9/1/07	08/02/04	2,560,000		2,560,000	2,611,200
Arlington East Apartments II, 14.88%, 9/1/07	08/02/04	320,000		320,000	326,400
Barclay Square Apartments, 5.43%, 6/30/05	08/21/01	8,800,000	(b)	8,800,000	8,800,000
Barclay Square Apartments II, 5.38%, 6/30/05	06/11/03	600,000		600,000	596,272
Brays Village Apartments, 15.00%, 4/1/05	03/15/02	1,394,000		1,394,000	1,266,322
Chateau Club Apartments I, 5.18%, 6/1/07	05/18/04	6,000,000		6,000,000	6,092,724
Chateau Club Apartments II, 11.88%, 6/1/07	05/18/04	500,000		500,000	477,725
Clearwater Creek Apartments, 9.93%, 3/1/08	02/18/03	8,920,000		8,920,000	8,597,691
Cleary Court Apartments, 5.68%, 4/1/07	03/17/04	10,782,315		10,782,315	9,792,250
Concorde Apartments, 6.28%, 5/1/10	04/30/03	4,863,571	(b)	4,863,571	5,106,750
Country Villa Apartments, 6.90%, 9/1/13	08/29/03	2,566,734	(b)	2,566,734	2,695,071
El Dorado Apartments I, 5.21%, 9/1/07	08/26/04	2,615,319		2,615,319	2,639,608
El Dorado Apartments II, 14.88%, 9/1/07	08/24/04	842,000		842,000	867,260
Flint Ridge on the Lake Apartments I, 5.43%, 1/1/07	12/19/03	5,840,000	(b)	5,840,000	5,949,722
Flint Ridge on the Lake Apartments II, 13.88%, 1/1/07	12/19/03	500,000		500,000	498,657
Geneva Village Apartments I, 7.00%, 1/1/14	12/24/03	1,486,988		1,486,988	1,561,337
Geneva Village Apartments II, 9.88%, 1/1/13	12/24/03	69,255		69,255	72,718
Good Haven Apartments I, 5.48%, 9/1/07	08/24/04	6,737,000		6,737,000	6,897,253
Good Haven Apartments II, 14.90%, 9/1/07	08/26/04	500,000		500,000	515,000
Grand Courtyards, 9.93%, 2/10/09	01/28/04	7,215,000		7,215,000	6,974,240
Hidden Ridge I, 5.43%, 8/1/06	07/23/03	13,232,000	(b)	13,232,000	13,460,742

Hidden Ridge II, 9.90%, 8/1/06	07/23/03	2,648,000		2,648,000	2,160,022
Lions Park Apartments I, 5.20%, 4/1/09	03/25/04	3,512,019		3,512,019	3,557,640
Lions Park Apartments II, 11.88%, 4/1/09	03/25/04	99,701		99,701	104,686
Meadowview Apartments I, 7.00%, 1/1/14	04/01/04	1,079,265		1,079,265	1,133,229
Meadowview Apartments II, 9.88%, 1/1/13	12/24/03	69,255		69,255	72,718
Meridian Pointe Apartments, 8.73%, 2/1/12	03/07/97	1,108,754		1,108,753	1,164,191
Mirror Woods Apartments, 5.58%, 8/1/06	07/30/03	8,004,000	(b)	8,004,000	8,164,080
Northaven Terrace Apartments, 7.43%, 6/1/07	05/07/02	6,695,249	(b)	6,695,249	6,896,106
Pacific Avenue Apartments I, 5.43%, 4/1/07	03/18/04	7,100,000		7,100,000	7,242,000
Pacific Avenue Apartments II, 11.88%, 4/1/07	03/18/04	1,550,000		1,550,000	1,370,199
Parkway Village Apartments I, 7.00%, 1/1/14	04/01/04	1,030,050		1,030,050	1,081,552
Parkway Village Apartments II, 9.88%, 1/1/13	12/24/03	69,255		69,255	72,718
San Mateo Apartments, 5.77%, 3/1/07	02/10/05	7,000,000		7,000,000	7,035,000
Shelter Island Apartments, 7.63%, 12/1/08	11/04/98	12,567,164	(b)	12,567,164	13,069,850
The Colony Apartments, 5.58%, 8/1/06	07/30/03	9,296,000		9,296,000	9,481,920
Tiffany Woods Apartments, 5.18%, 10/1/07	09/21/04	7,840,000		7,840,000	7,961,159
Tulsa Apartment Portfolio I, 9.93%, 3/1/07	02/27/03	6,790,000	(f)	6,790,000	4,753,000
Tulsa Apartment Portfolio II, 9.93%, 3/1/07	02/09/05	6,990,000		6,990,000	4,893,000
Warwick West Apartments, 14.90%, 9/1/07	09/01/04	4,425,000		4,425,000	4,557,750
Westchase Apartments, 5.73%, 8/1/06	08/12/03	6,700,000	(b)	6,700,000	6,834,000
WesTree Apartments, 8.90%, 11/1/10	10/12/00	4,569,730	(b)	4,569,730	4,752,519
				205,321,085	200,761,409

Single Family Loans — 0.4%
Arbor, 9.27%, 8/16/17	02/16/96	1,010,152	1,012,471	1,010,152

Total Whole Loans and Participation Mortgages			287,323,871	284,188,817

Description of Security	Date Acquired	Par Value	Cost	Market Value(a)
(Percentages of each investment category relate to net assets)

Preferred Stocks — 7.1%
Real Estate Investment Trusts — 7.1%
AMB Property, Series L	09/07/04	89,000	2,273,535	2,216,661
AMB Property, Series M	09/08/04	21,240	543,890	543,744
CarrAmerica Realty Corp., Series E	09/08/04	18,626	489,692	486,139
Developers Divers Realty	02/16/05	55,000	1,436,153	1,438,800
Developers Divers Realty	02/16/05	55,000	1,434,244	1,421,200
Duke Realty Corp., Series J	09/08/04	20,956	535,385	529,349
Duke Realty Corp., Series K	09/08/04	94,000	2,361,279	2,357,520
Equity Residential Properties, Series N	09/14/04	110,000	2,785,579	2,766,500
Prologis Trust, Series F	09/08/04	46,580	1,183,701	1,187,790
Prologis Trust, Series G	09/08/04	57,210	1,454,523	1,472,585
Public Storage, Series A	09/08/04	30,000	733,597	743,700
Public Storage, Series X	09/07/04	59,000	1,481,818	1,491,520

Public Storage, Series Z	09/08/04	30,000	746,643	747,300
Regency Centers Corp.	02/25/05	35,884	943,351	936,572

Total Preferred Stocks			18,403,390	18,339,380

Total Investments in Unaffiliated Securities			320,382,603	317,283,984

Description of Security	Date Acquired	Shares/ Par Value	Cost	Market Value(a)
(Percentages of each investment category relate to net assets)

Affiliated Money Market Fund (g) — 1.4%:
First American Prime Obligations Fund, Class Z	10/21/04	3,667,452	3,667,452	3,667,452

Total Investments in Securities (h) — 123.6%			324,050,055	320,951,435

See accompanying Notes to Investments in Securities

Schedule of Investments:

(a)       Security valuations for the fund’s investments (other than whole loans) are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade is within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the- counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

The fund’s investments in whole loans (single family, multifamily, and commercial), participation mortgages and mortgage servicing rights are generally not traded in any organized market and, therefore, market quotations are not readily available. These investments are valued at “fair value” according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a U.S. Bancorp Asset Management, Inc. (USBAM) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages, or mortgage servicing rights, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week. Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans, participation mortgages and mortgage servicing rights are determined no less frequently than weekly. Although we believe the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans, participation mortgages, and mortgage servicing rights can only be determined in a negotiation between the fund and third parties. As of February 28, 2005 the fund held fair valued securities with a value of $284,188,817 or 109.4% of net assets. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value. Security valuations are performed once a week and at the end of each month.

(b)       On February 28, 2005, securities valued at $12,675,663 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate		Due	Accrued Interest	Name of Broker and Description of Collateral

$13,655,658	2/10/05	2.62		3/11/05	$26,090	(1)
39,000,000	2/1/05	3.47	*	3/1/05	105,105	(2)
7,000,000	2/8/05	3.47	*	3/1/05	14,149	(2)
2,000,000	2/25/05	3.57	*	3/1/05	792	(2)
$61,655,658					$146,136

*  Interest rate as of February 28, 2005.  Rates are based on  the London InterBank Offered Rate (LIBOR) and reset monthly.

Name of broker and description of collateral:

(1)       Morgan Stanley:

FHLMC, 5.50%, 1/1/18, $6,503,795 par

FHLMC, 9.00%, 7/1/30, $645,777 par

FNMA, 6.00%, 10/1/16, $519,346 par

FNMA, 5.50%, 2/1/17, $1,006,592 par

FNMA, 5.50%, 6/1/17, $534,387 par

FNMA, 5.00%, 9/1/17, $895,263 par

FNMA, 5.00%, 11/1/17, $1,702,263 par

FNMA, 6.50%, 6/1/29, $1,556,101 par

FNMA, 7.50%, 4/1/30, $232,866 par

FNMA, 7.50%, 5/1/30, $301,817 par

FNMA, 8.00%, 5/1/30, $73,916 par

FNMA, 8.00%, 6/1/30, $333,663 par

(2)       Morgan Stanley:

Academy Spectrum, 7.73%, 5/1/09, $5,165,196 par

Ambassador House Apartments, 8.10%, 2/1/10, $3,333,462 par

Barclay Square Apartments, 5.43%, 6/30/05, $8,800,000 par

Concorde Apartments, 6.28%, 5/1/10, $4,863,571 par

Country Villa Apartments, 6.90%, 9/1/13, $2,566,734 par

Flint Ridge on the Lake Apartments I, 5.43%, 1/1/07, $5,840,000 par

France Avenue Business Park II, 7.40%, 10/1/12, $4,510,230 par

Hidden Ridge I, 5.43%, 8/1/06, $13,232,000 par

Holiday Village Shopping Center, 7.15%, 11/1/07, $4,750,362 par

Indian Street Shoppes, 7.88%, 2/1/09, $2,157,982 par

Jackson Street Warehouse, 8.53%, 7/1/07, $2,776,947 par

Kimball Professional Office Building, 7.88%, 7/1/08, $2,094,131 par

LAX Air Freight Center, 7.90%, 1/1/08, $3,045,755 par

Mirror Woods Apartments, 5.58%, 8/1/06, $8,004,000 par

North Austin Business Center, 5.65%, 11/1/11, $4,182,359 par

Northaven Terrace Apartments, 7.43%, 6/1/07, $6,695,249 par

Shelter Island Apartments, 7.63%, 12/1/08, $12,567,164 par

Shoppes at Jonathan’s Landing, 7.95%, 5/1/10, $2,862,209 par

Westchase Apartments, 5.73%, 8/1/06, $6,700,000 par

WesTree Apartments, 8.90%, 11/1/10, $4,569,730 par

The Fund has entered into a lending commitment with Morgan Stanley.  The agreement permits the Fund to enter into reverse repurchase agreements up to $90,000,000 using whole loans as collateral.  The Fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $90,000,000 lending commitment.

(c)          Interest rates on commercial and multifamily loans are the rates in effect February 28, 2005.  Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of February 28, 2005.

(d)         Commercial and multifamily loans are described by the name of the mortgaged property.  Pools of single family loans are described by the name of the institution from which the loans were purchased.  The geographical location of the mortgaged properties and, in the case of single family, the number of loans, is presented below.

Commercial Loans:

1155 Market Street – San Francisco, CA

150 N. Pantano I – Tucson, AZ

150 N. Pantano II – Tucson, AZ

4295/4299 San Felipe Associates LP – Houston, TX

8324 East Hartford Drive I – Scottsdale, AZ

Academy Spectrum – Colorado Springs, CO

Biltmore Lakes Corporate Center – Phoenix, AZ

Brookfield Commons – Richmond, VA

Carrier 360 – Grand Prarie, TX

Duncan Office Building – Olympia, WA

France Avenue Business Park II – Brooklyn Park, MN

Holiday Village Shopping Center – Park City, UT

Indian Street Shoppes – Stuart, FL

Jackson Street Warehouse – Phoenix, AZ

Jefferson Office Building – Olympia, WA

Kimball Professional Office Building – Gig Harbor, WA

LAX Air Freight Center – Inglewood, CA

NCGR Office Building – Santa Fe, NM

North Austin Business Center – Austin, TX

Osborne Medical Plaza – Phoenix, AZ

Pacific Shores Mobile Home Park II – Newport, OR

Plaza Las Glorias – Penasco, Sonera, Mexico

Shoppes at Jonathan’s Landing – Jupiter, FL

Tatum Ranch Center – Phoenix, AZ

Multifamily Loans:

Ambassador House Apartments – Oklahoma City, OK

Archstone Vinings – Vinings, GA

Arlington East Apartments I – Chattanooga, TN

Arlington East Apartments II – Chattanooga, TN

Barclay Square Apartments – Houston, TX

Barclay Square Apartments II – Houston, TX

Brays Village Apartments – Houston, TX

Chateau Club Apartments I – Athens, GA

Chateau Club Apartments II – Athens, GA

Clearwater Creek Apartments – Richardson, TX

Cleary Court Apartments – Plantation, FL

Concorde Apartments – Chattanooga, TN

Country Villa Apartments – West Lafayette, IN

El Dorado Apartments I – Tucson, AZ

El Dorado Apartments II – Tucson, AZ

Flint Ridge on the Lake Apartments I – Hillsborough, NC

Flint Ridge on the Lake Apartments II – Hillsborough, NC

Geneva Village Apartments I – West Jordan, UT

Geneva Village Apartments II – West Jordan, UT

Good Haven Apartments I – Dallas, TX

Good Haven Apartments II – Dallas, TX

Grand Courtyards – Grand Prairie, TX

Hidden Ridge I – Irving, TX

Hidden Ridge II – Irving, TX

Lions Park Apartments I – Elk River, MN

Lions Park Apartments II – Elk River, MN

Meadowview Apartments I – West Jordan, UT

Meadowview Apartments II – West Jordan, UT

Meridian Pointe Apartments – Kalispell, MT

Mirror Woods Apartments – Federal Way, WA

Northaven Terrace Apartments  – Dallas, TX

Pacific Avenue Apartments I – San Francisco, CA

Pacific Avenue Apartments II – San Francisco, CA

Parkway Village Apartments I – West Jordan, UT

Parkway Village Apartments II – West Jordan, UT

San Mateo Apartments – El Paso, TX

Shelter Island Apartments – Las Vegas, NV

The Colony Apartments – Federal Way, WA

Tiffany Woods Apartments – Muskegon, MI

Tulsa Apartment Portfolio I – Tulsa, OK

Tulsa Apartment Portfolio II – Tulsa, OK

Warwick West Apartments – Oklahoma City, OK

Westchase Apartments – Austell, GA

WesTree Apartments – Colorado Springs, CO

Single Family Loans:

Arbor - 8  loans, New York

(e)        Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and are considered to be illiquid.  These securities are fair valued in accordance with the board approved valuation procedures.

(f)           Security is in default.

(g)         Investment in affilieated security.  This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the Fund.

(h)       On February 28, 2005, the cost of investments in securities was $324,050,055. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$5,803,735
Gross unrealized depreciation	(8,902,355)
Net unrealized depreciation	$(3,098,620)

Abbreviations:

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

Item 2—Controls and Procedures

(a)  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. III

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: April 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: April 29, 2005

By:
/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: April 29, 2005